DEBT	6 Months Ended
Jun. 30, 2026
DEBT
DEBT

8.DEBT

The short-term and long-term debt as of December 31, 2025 and June 30, 2026 were as follows:

	As of
	December 31,	June 30,
	2025	2026
Short-term debt and current portion of long-term debt:
Long-term bank borrowings, current portion	371	205
Short-term bank borrowings	1,400	660
Convertible senior notes, current portion	3,514	—
FF&E liability, current portion	52	46
Total	5,337	911

Long-term debt:
Long-term bank borrowings, non-current portion	268	3,137
FF&E liability, non-current portion	198	167
Others	13	11
Total	479	3,315

Bank borrowings

In March 2024, the Group entered into a five-year syndicated loan contract with facility amount of RMB400 expiring in March 2029. As of December 31, 2025 and June 30, 2026, buildings with a net book value of RMB478 and RMB471, respectively, and land use rights with a net book value of RMB67 and RMB66, respectively, were pledged as collateral for the loan. The loan was intended for the operation of headquarters buildings and refinancing existing obligations. The interest rate reset every year, and was based on the People’s Bank of China one-year benchmark LPR minus 55 basis points on the pricing date. There are some financial covenants including revenue and profit related to this facility. The Group was fully in compliance with the covenants for the year ended December 31, 2025 and for the six months ended June 30, 2026. In 2024, the Group had drawn down RMB340 under the facility agreement and repaid RMB15. In 2025, the Group repaid RMB40. The Group repaid RMB25 during the six months ended June 30, 2026. As of December 31, 2025 and June 30, 2026, the outstanding loan amount was RMB285 and RMB260, and the interest rates of borrowings drawn under this agreement were at 2.55% and 2.45%, respectively.

In July 2025, the Group entered into a one-year loan facility agreement of up to RMB2,000 or its equivalent in other currencies. The Group had drawn down RMB1,400 under this agreement and the interest rate was fixed at 1.8% per annum. This amount was fully repaid by June 30, 2026.

In October 2025, the Group entered into an uncommitted one-year revolving loan facility agreement of up to US$100 million (or the RMB equivalent). The credit facility was available for 12 months after the utilization date and was subsequently extended to 36 months in 2026. As of December 31, 2025, the Group did not draw down the loan. As of June 30, 2026, the Group had drawn down RMB693 under this agreement, with an interest rate of 1.9% per annum.

In November 2025, the Group entered into an uncommitted one-year revolving loan facility agreement of up to US$50 million (or the equivalent in RMB or EUR or HKD). The credit facility was available for 12 months after the utilization date and was subsequently extended to 36 months in 2026. As of December 31, 2025, the Group did not draw down the loan. As of June 30, 2026, the Group had drawn down RMB335 under this agreement, with an interest rate of 1.9% per annum.

In November 2025, the Group entered into a term loan and revolving credit facility agreement of up to US$300 million (or its RMB equivalent) with several banks. The term loan and revolving credit facility was available for 12 months after the utilization date and was subsequently extended to 36 months in 2026. There were some financial covenants including interest cover, leverage and book equity related to this facility. The Group was fully in compliance with the covenants for the year ended December 31, 2025 and for the six months ended June 30, 2026. As of December 31, 2025, the Group did not draw down the loan. As of June 30, 2026, the Group had drawn down RMB-equivalent of US$300 million under this agreement, with interest rates ranging from 1.82% to 2.39%.

In December 2025, the Group entered into an uncommitted one-year revolving loan facility agreement of up to RMB450 (or its equivalent in USD). The credit facility was available for 12 months after the utilization date and was subsequently extended to 36 months in 2026. As of June 30, 2026, the Group did not draw down the loan. In August 2026, the Group drew down RMB100.

In June 2026, the Group entered into an uncommitted one-year revolving loan facility agreement of up to US$100 million (or the equivalent in RMB or EUR). The credit facility was available for 12 months after the utilization date and was expected to be extended to 36 months, subject to satisfaction of certain conditions. As of June 30, 2026, the Group had drawn down RMB660 under this agreement, with an interest rate of 1.9% per annum.

Convertible Senior Notes due 2026

In May 2020, the Company issued US$500 million of Convertible Senior Notes (the “2026 Notes”). The 2026 Notes matured on May 1, 2026, upon which an aggregate principal of US$499.6 million under the notes was converted into 13 million ADSs. The Company redeemed the remaining principal balance of US$0.4 million of the 2026 Notes.

Debt Maturities

The contractual maturities of the Group’s debt as of June 30, 2026 were as follows:

Principle Amounts
Remainder of 2026	87
2027	910
2028	274
2029	2,870
2030	24
Thereafter	61
Total	4,226